Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information
25.
SEGMENT INFORMATION

Reportable operating segments include components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Group's CODM has been identified as the Chief Executive Officer. In the prior years, the Group had only one reportable segment, which was selling beauty products. Due to operational changes, the Group adjusted the reporting segmentation in light of the development of the Skincare Brands business. The Group currently reports the results of operations in three segments on a product category basis, namely Color Cosmetics Brands, Skincare Brands and others. The CODM measures the performance of each segment based on metrics of net revenues and income (loss) from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Given this change in the composition of the Group’s reportable segments, prior year segment information was retrospectively adjusted to reflect the current reporting structure for the segments.

The table below provides a summary of the Group’s reportable segment results for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues
Color Cosmetics Brands	4,919,317	4,869,279	2,415,500
Skincare Brands	200,819	855,241	1,241,528
Others	113,034	115,453	49,094
Total net revenues	5,233,170	5,839,973	3,706,122

Loss from operations
Color Cosmetics Brands	(695,684)	(823,296)	(476,998)
Skincare Brands	(76,111)	(220,854)	(63,095)
Others	(7,659)	(8,081)	755
Unallocated expenses (a)	(1,903,217)	(572,013)	(389,560)
Total loss from operations	(2,682,671)	(1,624,244)	(928,898)
Reconciliation
Financial income	14,313	45,658	34,656
Foreign currency exchange losses	(2,774)	(1,751)	(35,357)
Income from equity method investments, net	(293)	5,978	12,548
Impairment loss of investments	-	(1,375)	(5,078)
Other (expenses) income, net	(10,020)	27,775	103,501
Loss before income tax expenses	(2,681,445)	(1,547,959)	(818,628)

(a) Unallocated expenses represent share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.

No asset information is provided for reportable segments as no such information provides to the CODM to evaluate the segment performance and most assets are managed at the group level.

Substantially all revenues and long-lived assets of Group are derived from and located in the PRC.